MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        August 27, 2008

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust VI (the "Trust") (File Nos. 33-34502 and 811-6102) on behalf of MFS(R) Utilities Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the W Share Prospectus for the Fund does not differ from those contained in Post-Effective Amendment No. 27 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2008.

     Please call the undersigned at (617) 954-5843 or Amy Nightengale at (617) 954-5169 with any questions you may have.

                                        Very truly yours,



                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Senior Counsel

BEL/bjn